Commitments and Contingencies - Additional Information (Details) - Bayer Acquisition Agreement [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Milestones	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Milestones
Commitments and Contingencies (Details) [Line Items]
Milestones Payment Aggregate Amount	$ 23,500,000	$ 23,500,000
Expenses incurred	$ 0		$ 0
Number of milestones achieved | Milestones	0		0